Trade Accounts Receivable, Net - Schedule of Changes in Reported CECLA (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Accounts Notes And Loans Receivable [Line Items]
Allowance for doubtful accounts/CECLA as at December 31, 2019	$ (16)
Current-period adjustment to CECLA	0
Allowance for doubtful accounts/CECLA as at December 31, 2020	(16)
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Accounts Notes And Loans Receivable [Line Items]
Allowance for doubtful accounts/CECLA as at December 31, 2019	$ (16)